Financial Assets At Fair Value - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of Financial Assets [Line Items]
Maturities of debt investments at fair value through other comprehensive income	¥ 195,400	$ 28,100
FVOCI short-term investments	511,300		$ 73,407
FVOCI long-term investments	65,700		$ 9,400
Level 3
Disclosure Of Financial Assets [Line Items]
Remaining investments	0			¥ 13,068	¥ 30,632
Level 1
Disclosure Of Financial Assets [Line Items]
Remaining investments	¥ 127,926